Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 21. Fair Value Measurements

Fair Value Hierarchy

The Company uses a three-level fair value hierarchy that categorizes assets and liabilities measured at fair value based on the observability of the inputs utilized in the valuation. The fair value hierarchy gives the highest priority to the quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs.

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Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that the Company has the ability to access.

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Level 2 – Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

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Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The fair value hierarchy for assets and liabilities measured at fair value on a recurring basis, excluding those held for sale, are as follows.

	December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Asset Category:
Retirement plan assets	$304	$423	$300	$1,027
Foreign currency instruments	—	3	—	3
Liability Category:
Foreign currency instruments	$—	$15	$—	$15

	December 31, 2013
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Asset Category:
Retirement plan assets	$365	$427	$520	$1,312
Liability Category:
Foreign currency instruments	$—	$2	$—	$2

Foreign currency instruments are valued under an income approach using industry-standard models that consider various assumptions, including time value, volatility factors, current market and contractual prices for the underlying and non-performance risk. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. The carrying amounts of all other financial instruments approximate their fair values due to their relatively short-term maturities.

Retirement Plan Assets

Retirement plan assets consist of the following:

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Cash and cash equivalents represent assets that are immediately available or are highly liquid and not subject to significant market risk. These assets are comprised of short-term sovereign debt or high credit-quality money market securities held directly by the plan or via a registered investment fund and are categorized as Level 1. Cash and cash equivalent assets denominated in currencies other than the U.S. dollar are reflected in U.S. dollar terms at the exchange rate prevailing at the balance sheet dates.

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Registered investment companies are mutual funds that are registered with the Securities and Exchange Commission. Mutual funds may invest in various types of securities or combinations thereof including equities, fixed income securities, and other assets that are subject to varying levels of market risk and are categorized as Level 1. The share prices for mutual funds are published at the close of each business day.

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Common and preferred stock represent equity securities that are traded on organized exchanges or regulated over-the-counter markets, some of which provide readily-observable market prices and are categorized as Level 1 while others have less observable inputs and are categorized as Level 2.

•	Other investments include miscellaneous assets and liabilities and are primarily comprised of pending transactions and collateral settlements and are categorized as Level 2.

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Short-term investments consist of bank instruments and other investments not subject to significant market risk, and are reflected at their principal value as of the reporting date and are categorized as Level 2. Investments denominated in currencies other than the U.S. dollar are reflected in U.S. dollar terms at the exchange rate prevailing at the balance sheet dates.

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Treasury and government securities consist of debt securities issued by the U.S. and non-U.S. sovereign governments and agencies, thereof. Assets with a high degree of liquidity and frequent trading activity are categorized as Level 1 while others are valued by independent valuation firms that employ standard methodologies associated with valuing fixed-income securities and are categorized as Level 2.

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Common trust funds are comprised of shares or units in commingled funds that are not publicly traded. The underlying assets in these funds, including equities and fixed income securities, are generally publicly traded in regulated markets that provide readily available market prices and are categorized as Level 1. Funds for which the underlying assets do not have readily available market prices and are categorized as Level 2.

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Liability Driven Investing (“LDI”) is an investment strategy that utilizes interest-rate swaps and other financial derivative instruments intended to hedge the changes in pension liabilities associated with changes in the actuarial discount rate as applied to the plan’s liabilities. The valuation methodology of the financial derivative instruments contained in this category of assets utilizes standard pricing models associated with fixed income derivative instruments and are categorized as Level 2.

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Corporate debt securities consist of fixed income securities issued by corporations. Assets with a high degree of liquidity and frequent trading activity are categorized as Level 1 while others are valued by independent valuation firms that employ standard methodologies associated with valuing fixed-income securities and are categorized as Level 2.

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Global tactical asset allocation funds (“GTAA”) are common trust funds that are not publicly traded. GTAA investment managers have broad discretion to vary the funds allocation over time across many conventional as well as alternative asset classes in an attempt to exploit short-term mis-pricings among a global set of assets within specific strategy guidelines. The underlying assets in these funds may include equities or fixed-income securities transacted in active markets as well as other assets that have values less readily observable and may require valuation techniques that require inputs that not readily observable. Generally, monthly notice is required to redeem these funds. These assets are categorized as Level 3 and are generally valued based on their respective net asset values (or equivalent) as a practical expedient to estimate fair value due to the absence of readily available market prices.

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Limited partnership is an asset category intended to represent investments in hedge funds of funds (“HFF”). A fund of hedge funds is an investment vehicle that consists of a portfolio invested in multiple hedge funds. Due to the private nature of the partnership investments, pricing inputs are not readily observable. Asset valuations are developed by the general partners that manage the partnerships. Generally, monthly or quarterly notice is required to redeem these funds. These assets are categorized as Level 3 and are generally valued based on their respective net asset values (or equivalent) as a practical expedient to estimate fair value due to the absence of readily available market prices.

•	Insurance contracts are reported at cash surrender value and have significant unobservable inputs.

The fair values of the Company’s U.S. retirement plan assets are as follows:

	December 31, 2014
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$167	$—	$—	$167
Common trust funds	—	294	—	294
LDI	—	89	—	89
HFF	—	—	120	120
Short-term investments	—	6	—	6
Total	$167	$389	$120	$676

	December 31, 2013
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Registered investment companies	$234	$—	$—	$234
Common trust funds	—	273	—	273
LDI	—	118	—	118
GTAA	—	—	70	70
HFF	—	—	247	247
Cash and cash equivalents	10	—	—	10
Insurance contracts	—	—	8	8
Total	$244	$391	$325	$960

The fair value measurements which used significant unobservable inputs are as follows:

Actual Return on Plan Assets	GTAA	HFF	Insurance Contracts
	(Dollars in Millions)
Ending balance at December 31, 2011	$142	$128	$10
Return on assets held at the reporting date	11	8	—
Purchases, sales and settlements	(13)	3	—
Transfer out	—	—	(2)
Ending balance at December 31, 2012	$140	$139	$8
Return on assets held at the reporting date	(16)	15	—
Purchases, sales and settlements	(54)	93	—
Ending balance at December 31, 2013	$70	$247	$8
Return on assets held at the reporting date	—	4	—
Purchases, sales and settlements	(70)	(62)	(8)
Transfer to Level 2	—	(69)	—
Ending balance at December 31, 2014	$—	$120	$—

The transfer from Level 3 to Level 2 is due to the increase in the availability of observable inputs in determining the fair value of this investment. The Company's policy is that such transfers occur at the beginning of the reporting period.

The fair values of the Company’s Non-U.S. retirement plan assets, excluding those held for sale, are as follows:

	December 31, 2014
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$169	$169
Treasury and government securities	26	21	—	47
Registered investment companies	83	—	—	83
Cash and cash equivalents	9	—	—	9
Corporate debt securities	7	3	—	10
Common trust funds	9	5	—	14
Limited partnerships (HFF)	—	—	11	11
Common and preferred stock	3	—	—	3
Other	—	5	—	5
Total	$137	$34	$180	$351

	December 31, 2013
Asset Category	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(Dollars in Millions)
Insurance contracts	$—	$—	$185	$185
Treasury and government securities	22	31	—	53
Registered investment companies	74	—	—	74
Cash and cash equivalents	7	—	—	7
Corporate debt securities	8	0	—	8
Common trust funds	5	5	—	10
Limited partnerships (HFF)	—	—	10	10
Common and preferred stock	4	—	—	4
Other	1	—	—	1
Total	$121	$36	$195	$352

Fair value measurements which used significant unobservable inputs are as follows:

Actual Return on Plan Assets	Insurance Contracts	HFF
	(Dollars in Millions)
Ending balance at December 31, 2011	$179	$4
Return on assets held at the reporting date	16	4
Purchases, sales and settlements	(5)	6
Ending balance at December 31, 2012	$190	$14
Return on assets held at the reporting date	11	1
Purchases, sales and settlements	(16)	(5)
Ending balance at December 31, 2013	$185	$10
Return on assets held at the reporting date	(14)	1
Purchases, sales and settlements	(2)	—
Ending balance at December 31, 2014	$169	$11

Items Measured at Fair Value on a Non-recurring Basis

In addition to items that are measured at fair value on a recurring basis, the Company measures certain assets and liabilities at fair value on a non-recurring basis, which are not included in the table above. As these non-recurring fair value measurements are generally determined using unobservable inputs, these fair value measurements are classified within Level 3 of the fair value hierarchy. As further described in Note 3, "Business Acquisitions", the Company utilized a third party to assist in the fair value determination of the preliminary purchase price allocation for the Electronics Acquisition. Management’s allocation of fair values to asset and liabilities was completed through a combination of cost, market and income approaches. These fair value measurements are classified within Level 3 of the fair value hierarchy. As further described in Note 4, "Divestitures", the fair value of the assets and liabilities subject to the Interiors Divestiture was less than the carrying value. As a result, the long-lived assets were reduced to zero and impairment loss of $190 million was recorded in the year ended December 31, 2014. As the impairment was determined using other observable inputs, the fair value measurements are classified within Level 2 of the fair value hierarchy. Items measured at fair value on a non-recurring basis during the year ended December 31, 2013 included the identifiable assets and liabilities in connection with the consolidation of YFVE.

Fair Value of Debt

The fair value of debt, excluding amounts classified as held for sale, was approximately $613 million and $427 million at December 31, 2014 and December 31, 2013, respectively. Fair value estimates were based on quoted market prices or current rates for the same or similar issues, or on the current rates offered to the Company for debt of the same remaining maturities. Accordingly, the Company's debt is classified as Level 1, "Market Prices" and Level 2, "Other Observable Inputs" in the fair value hierarchy, respectively.